Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jan. 14, 2022
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrant liability – Private Placement Warrants	$ 535,384	$ 663,541	$ 5,084,187
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrant liability – Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrant liability – Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrant liability – Private Placement Warrants	$ 535,384	$ 663,541	$ 5,084,187